SCHEDULE OF UNVESTED RESTRICTED STOCK (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested, Beginning Balance	2,244,662	725,200	1,502,690	725,200
Weighted Average Grant Date Fair Value per Share, Unvested, Beginning Balance	$ 7.72	$ 11.15	$ 10.25	$ 11.15
Number of Restricted Shares, Granted		970,000	1,080,905	970,000
Weighted Average Grant Date Fair Value per Share, Granted		$ 10.36	$ 4.96	$ 10.36
Number of Restricted Shares, Vested and issued			(307,932)
Weighted Average Grant Date Fair Value per Share, Vested and issued			$ 10.36
Number of Restricted Shares, Forfeited		(95,000)	(31,001)	(95,000)
Weighted Average Grant Date Fair Value per Share, Forfeited		$ 10.86	$ 10.45	$ 10.86
Number of Restricted Shares, Unvested, Ending Balance	2,244,662	1,600,200	2,244,662	1,600,200
Weighted Average Grant Date Fair Value per Share, Unvested, Ending Balance	$ 7.72	$ 10.59	$ 7.72	$ 10.59